Consolidated Statements of Profit or Loss and Other Comprehensive Income - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Profit (loss) [abstract]
Revenue	$ 96,284	$ 131,388	$ 151,000	$ 138,838
Cost of goods sold	(57,144)	(87,459)	(83,525)	(79,031)
Gross profit	39,140	43,929	67,475	59,807
Brand management	(32,040)	(53,653)	(48,362)	(42,203)
Administrative expenses	(2,383)	(4,131)	(4,090)	(4,691)
Corporate expenses	(8,082)	(12,851)	(13,002)	(13,940)
Finance expense	(6,238)	(8,791)	(10,409)	(5,870)
Brand transition, restructure and transaction expenses	(1,321)	(3,272)	(2,232)	(12,182)
Impairment expense	(292)	(1,914)	(2,157)	0
Other foreign currency gains/(losses)	(3,306)	757	(2,423)	4,700
Fair value gain/(loss) on Convertible Notes derivative	(592)	2,393	0	0
Loss before income tax	(15,114)	(37,533)	(15,200)	(14,379)
Income tax (expense)/benefit	(865)	(60)	(5,546)	1,274
Loss for the period	(15,979)	(37,593)	(20,746)	(13,105)
Other comprehensive income
Exchange differences on translation of foreign operations	(29)	148	31	(93)
Other comprehensive income/(loss) for the period, net of tax	(29)	148	31	(93)
Total comprehensive (loss) for the period	(16,008)	(37,445)	(20,715)	(13,198)
Total comprehensive (loss) attributable to:
Owners of Bendon Limited	$ (16,008)	$ (37,445)	$ (20,715)	$ (13,198)
Loss per share for loss from continuing operations attributable to the ordinary equity holders of the company:
Basic loss per share (NZ$)	$ (60.54)	$ (131.38)	$ (82.86)	$ (52.79)
Diluted loss per share (NZ$)	$ (60.54)	$ (131.38)	$ (82.86)	$ (52.79)